Discontinued Operations - Schedule of Net Cash Flows Provided by (Used in) the Discontinued Operation (Details) - Discontinued operations [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Cash Flows Provided by (Used in) the Discontinued Operation [Line Items]
Net cash provided by discontinued operating activities	$ 292	$ 995	$ 1,917
Net cash provided by (used in) discontinued investing activities			(1,026)
Net cash used in discontinued financing activities	(292)	(1,015)	(1,375)
Total net cash provided by (used in) discontinued operation		$ (20)	$ (484)